Restructuring Costs - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring	$ 25,340	$ 31,098	$ 40,069